Related party transactions - Summary of Related Party Transactions And Balances (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022	Apr. 01, 2021 USD ($)	Apr. 01, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Nanjing Agricultural Pharmaceutical [Member] | Twelve Month Interest Free Loan Agreement [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount					¥ 0.5	¥ 1.0
Wuhan Chunzhijin [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount	¥ 10.0
Debt instrument converted value	¥ 3.4
Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount | $			$ 5
Debt Instrument, Interest Rate, Stated Percentage		3.50%
Loan Agreement [Member] | Shanghai Guangcheng Information [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount			$ 5	¥ 33.4
Debt Instrument, Interest Rate, Stated Percentage			3.50%	3.50%